Schedule of restricted share unit activities (Details)	12 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of RSUs, shares | shares
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares
Number of RSUs, Granted | shares	425,222
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 34.30
Number of RSUs, Vested | shares	(321,008)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 29.01
Number of RSUs, Forfeited | shares	(77,703)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 52.85
Number of RSUs, shares | shares	26,511
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 44.04